ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Subsidiary Information) (Details) - Dec. 31, 2014 None in scaling factor is -9223372036854775296	USD ($)	CNY (¥)
Ossen Innovation Group [Member]
Entity Information [Line Items]
Domicile	BVI
Incorporation	Apr. 30, 2010
Paid-in capital
Percentage of effective ownership	100.00%	100.00%
Ossen Asia [Member]
Entity Information [Line Items]
Domicile	BVI
Incorporation	Feb. 07, 2002
Paid-in capital
Percentage of effective ownership	100.00%	100.00%
Topchina [Member]
Entity Information [Line Items]
Domicile	BVI
Incorporation	Nov. 03, 2004
Paid-in capital
Percentage of effective ownership	100.00%	100.00%
Ossen Materials [Member]
Entity Information [Line Items]
Domicile	PRC
Incorporation	Oct. 27, 2004
Paid-in capital | ¥		¥ 75,000,000
Percentage of effective ownership	81.00%	81.00%
Ossen Jiujiang [Member]
Entity Information [Line Items]
Domicile	PRC
Incorporation	Apr. 13, 2005
Paid-in capital | ¥		¥ 183,271,074
Percentage of effective ownership	96.11%	96.11%